Equity Method Based Investees - Summarized Financial Information, Related Parties (Detail) - Frontline [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Equity Method Investments [Line Items]
Cost of products sold	$ 300	$ 470	$ 682
Selling, general and administrative expenses	2,742	3,078	$ 3,310
Balances with related parties (included in trade payables)	$ 4,639	$ 5,553